Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ 158,119	$ 279,825	$ (344,313)
Exchange differences on translating foreign operations	(143,156)	92,555	133,522
Derivative financial instruments cash flow hedges, Before Tax	395,807	1,927,601	(1,370,145)
Warrants exercisable for common stock of UHI			(21,899,164)
Open Ended Fund, Before Tax	(131,957)	(19,718)	(904,423)
Other equity instruments, Before Tax	(906,658)	(123,359)	(353,496)
Share of loss of associates and joint ventures, Before Tax	4,245,546	245,714	(61,033)
Other comprehensive income (loss) before income taxes	3,617,701	2,402,618	(24,799,052)
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	(47,436)	(83,947)	103,294
Exchange differences on translating foreign operations, Tax (Charge) Credit	(978,527)	151,555	408,221
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	(118,742)	(578,280)	411,044
Warrants exercisable for common stock of UHI, Tax (Charge) Credit			6,639,400
Open Ended Fund, Tax (Charge) Credit	39,587	5,915	268,906
Other equity instruments, Tax (Charge) Credit	271,997	37,008	106,049
Other comprehensive income, Tax (Charge) Credit	(833,121)	(467,749)	7,936,914
Current tax	(978,527)	151,555	408,221
Deferred tax	$ 145,406	$ (619,304)	7,528,693
Annual Withholding Tax Rate	1.45%	0.97%
Annual withholding tax rate to payment of interest	0.08%	0.15%
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	$ 110,683	$ 195,878	(241,019)
Exchange differences on translating foreign operations, After Tax	(1,121,683)	244,110	541,743
Derivative financial instruments cash flow hedges, After Tax	277,065	1,349,321	(959,101)
Warrants exercisable for common stock of UHI, After Tax			(15,259,764)
Open Ended Fund, After Tax	(92,370)	(13,803)	(635,517)
Other equity instruments, After Tax	(634,661)	(86,351)	(247,447)
Share of loss of associates and joint ventures, After Tax	4,245,546	245,714	(61,033)
Total other comprehensive income	2,784,580	1,934,869	$ (16,862,138)
Deferred income tax liability related to associates and joint ventures	$ 43,628	$ 44,945